Contingencies and restrictions - Tax Contingencies (Details) $ in Thousands								12 Months Ended
	Apr. 05, 2024 USD ($)	Jan. 19, 2024 USD ($)	Dec. 19, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jul. 15, 2021 USD ($)	Mar. 24, 2017 USD ($)	Aug. 26, 2016 USD ($)	Dec. 31, 2023 USD ($) tax_claim	Dec. 31, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Mining assets								$ 154,715	$ 60,284
SQM Salar | Non-current tax assets
Disclosure of contingent liabilities [line items]
Mining assets								59,500	$ 127,100
Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of contingent liabilities [line items]
Adjustment to tax expense (income)	$ 1,089,500
Tax Periods 2012 to 2023 | Chilean Internal Revenue Service (IRS) | SQM Salar
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount								$ 986,300
Number of tax claims | tax_claim								7
Tax contingencies, dispute amount, settled								$ 201,300
Tax contingencies, dispute amount, pending								785,000
Tax contingencies, assessed excess tax amount								59,500
Tax contingencies, contested tax								818,000
Interest and associated fines								$ 108,700
Tax Periods 2011 To 2022 | Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of contingent liabilities [line items]
Adjustment to tax expense (income)	926,700
Tax Period 2023 | Chilean Internal Revenue Service (IRS)
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount			$ 785,000
Tax contingencies, contested tax			691,200
Interest and associated fines			10,900
Tax Period 2023 | Chilean Internal Revenue Service (IRS) | SQM Salar | Pending Litigation Claims
Disclosure of contingent liabilities [line items]
Adjustment to tax expense (income)	$ 162,700
Tax Period 2012 to 2014 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount							$ 17,800
Tax contingencies, contested tax							11,500
Interest and associated fines							$ 6,300
Tax Period 2015 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount						$ 3,200
Tax Period 2016 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount						5,500
Tax Period 2015 to 2016 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, assessed excess tax amount						1,200
Tax contingencies, contested tax						3,800
Interest and associated fines						$ 500
Tax Period 2017 to 2018 | Third tax and customs court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount					$ 63,900
Tax contingencies, assessed excess tax amount					17,600
Tax contingencies, contested tax					30,200
Interest and associated fines					$ 16,100
Tax Period 2019 | First Tax And Customs Court
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount				$ 36,700
Tax contingencies, assessed excess tax amount				9,700
Tax contingencies, contested tax				$ 27,000
Tax Periods 2020 And 2021 | First Tax And Customs Court | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount		$ 20,700
Tax contingencies, assessed excess tax amount		5,600
Tax contingencies, contested tax		15,100
Tax Period 2022 | Third tax and customs court | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Tax contingencies, dispute amount		53,500
Tax contingencies, assessed excess tax amount		14,400
Tax contingencies, contested tax		36,100
Interest and associated fines		$ 3,000
Tax Period 2024 | Chilean Internal Revenue Service (IRS) | Tax contingent liability
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable			$ 162,700